OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Other Borrowings
SCHEDULE OF OTHER BORROWINGS

Other borrowings consist of the following:

Facility agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2023	2022
March 8, 2022	JS Alternatives JV Fund	Loan	15% p.a.	$448,250	$442,916
April 20, 2022	JS Alternatives JV Fund	Loan	15% p.a.	192,107	189,821
			Total:	$640,357	$632,737

Classifying as:
Current portion				$432,241	$-
Non-current portion				208,116	632,737
				$640,357	$632,737